Income Tax Expense - Schedule of Reconciliation Between Tax Expense and the Product of Accounting Profits Multiplied by Cambodia Income Tax Rate (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2023
Schedule of Reconciliation Between Tax Expense and the Product of Accounting Profits Multiplied by Cambodia Income Tax Rate [Abstract]
Profit before income tax	$ 228,954	$ 1,297,633	$ 855,308	$ 855,308
Tax calculated at tax rate of 20% (2024: 20%)	45,791	259,527	171,062
Effects of:
Income not subject to tax		(27,286)	(2,291)
Expenses not deductible for tax purposes	68,010	34,759	44,602
Utilization of deferred tax assets previously not recognized	(129,959)	(112,077)	(189,748)
Effect of minimum tax rates in Cambodia	149,467	46,472	127,920
Over provision in respect of prior year	(114,028)
Different tax rates in foreign jurisdiction		(23,294)	(40,736)
Total	$ 19,281	$ 178,101	$ 110,809	$ 110,809